SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments | segment	1
Property and equipment salvage value percent	3.00%
Impairment losses	$ 0	$ 0
Allowance for doubtful accounts relating to advances to suppliers	$ 0	$ 0